Annual Total Returns - NASDAQ-100 2x Strategy Fund (Class H) [BarChart] - Class H - NASDAQ-100 2x Strategy Fund - Class H	Aug. 01, 2021
Bar Chart Table:
2011	(0.90%)
2012	33.98%
2013	80.18%
2014	36.53%
2015	13.72%
2016	9.02%
2017	68.90%
2018	(9.20%)
2019	80.69%
2020	88.18%